LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
SCHEDULE OF ASSETS AND LIABILITIES

ROU assets and liabilities consist of the following:

	December 31, 2022	December 31, 2021
ROU assets – related party	$2,419,338	$3,479,895
ROU assets	590,608	140,628
Total ROU assets	3,009,946	3,620,523

Current portion of lease liabilities – related party	$2,742,140	$1,427,618
Current portion of lease liabilities	232,236	288,108
Long term lease liabilities – related party, net of current portion	-	1,987,752
Long term lease liabilities, net of current portion	116,262	43,020
Total lease liabilities	$3,090,638	$3,746,498

SCHEDULE OF NON CANCELABLE OPERATING LEASES AND OTHER OBLIGATIONS

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2022 were as follows:

Year ended December 31,
2023	$2,974,377
2024	170,731
2025	140,295
2026	134,476
2027	42,430
Total Minimum Lease Payments	$3,462,309
Less: Imputed Interest	$(371,670)
Present Value of Lease Payments	$3,090,639
Less: Current Portion	$(2,974,377)
Long Term Portion	$116,262